New and amended standards and interpretations - Adjustments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Non-current financial investments		€ 679
Available-for-sale investments			€ 816
Deferred tax assets	€ 4,911	4,591	4,582
Other non-current financial assets	373	347	215
Total non-current assets	21,246	21,164	21,160
Trade and other current receivables	4,856	5,106	6,880
Current contract assets	1,875	1,919
Current prepayments and current accrued income	1,024	1,042	1,259
Other financial assets	243	306	302
Current financial investments	612	907	911
Available-for-sale investments, liquid assets			911
Total current assets	18,266	19,769	19,841
Total assets	39,517	40,955	41,024
SHAREHOLDERS' EQUITY AND LIABILITIES
Fair value and other reserve	1,063	842	1,094
Retained earnings.	(1,062)	1,345	1,147
Total equity	15,371	16,164	16,218	€ 20,975	€ 10,524
Net deferred tax liabilities	350	403	413
Non-current contract liabilities	1,113	1,216
Accruals and deferred income classified as non-current	852	1,770	2,986
Total non-current liabilities	10,042	12,052	12,062
Current contract liabilities	2,383	2,478
Accruals and deferred income classified as current	3,940	4,183	6,666
Total current liabilities	14,104	12,739	12,744
Total shareholders' equity and liabilities	€ 39,517	40,955	€ 41,024
IFRS 9
ASSETS
Non-current financial investments		679
Available-for-sale investments		(816)
Deferred tax assets		9
Other non-current financial assets		132
Total non-current assets		4
Trade and other current receivables		(46)
Other financial assets		4
Current financial investments		907
Available-for-sale investments, liquid assets		(911)
Total current assets		(46)
Total assets		(43)
SHAREHOLDERS' EQUITY AND LIABILITIES
Fair value and other reserve		(252)
Retained earnings.		214
Total equity		(38)
Net deferred tax liabilities		(5)
Total non-current liabilities		(5)
Total shareholders' equity and liabilities		(43)
IFRS 15
ASSETS
Trade and other current receivables		(1,728)
Current contract assets		1,919
Current prepayments and current accrued income		(217)
Total current assets		(26)
Total assets		(26)
SHAREHOLDERS' EQUITY AND LIABILITIES
Retained earnings.		(16)
Total equity		(16)
Net deferred tax liabilities		(5)
Non-current contract liabilities		1,216
Accruals and deferred income classified as non-current		(1,216)
Total non-current liabilities		(5)
Current contract liabilities		2,478
Accruals and deferred income classified as current		(2,483)
Total current liabilities		(5)
Total shareholders' equity and liabilities		€ (26)